Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings per share
Schedule of computation of basic and diluted earnings per share

	For the years ended December 31,
	2010	2011	2012
Basic earnings per share:
Net income attributable to Taomee Holdings Limited	$21,574,076	$19,493,171	$8,861,867
Less:
Deemed dividend on Series A convertible redeemable preferred shares	(468,580)	(200,601)	—
Amounts allocated to preferred shares for participating rights to dividends	(4,588,151)	(1,589,047)	—

Net income attributable to ordinary shareholders—basic and diluted	$16,517,345	$17,703,523	$8,861,867

Weighted average ordinary shares outstanding—basic	450,000,000	606,648,098	731,303,362

Basic earnings per share	$0.04	$0.03	$0.01

Diluted earnings per share:
Net income attributable to ordinary shareholders—basic and diluted	$16,517,345	$17,703,523	$8,861,867

Weighted average ordinary shares outstanding—basic	450,000,000	606,648,098	731,303,362
Stock options	8,482,370	33,729,077	22,230,137

Weighted average ordinary shares outstanding—diluted	458,482,370	640,377,175	753,533,499

Diluted earnings per share	$0.04	$0.03	$0.01

Schedule of securities which could potentially dilute basic earnings per share in future which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive

	For the years ended December 31,
	2010	2011	2012
Series A convertible redeemable preferred shares	125,000,000	—	—
Options	35,175,000	33,640,000	21,425,000
Non-vested restricted shares	—	4,500,000	8,649,648

Total	160,175,000	38,140,000	30,074,648